Fair Value Measurements - Fair Value of Assets Measured at Fair Value on a Non-recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels	$ 25,510
Operating leases		$ 3,595
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels	0
Operating leases		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels	25,510
Operating leases		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels	$ 0
Operating leases		$ 3,595